Operating Lease	12 Months Ended
Dec. 31, 2021
Lessee Operating Lease [Abstract]
OPERATING LEASE

Note 13 - OPERATING LEASE

On February 1, 2021, the Company entered into a lease agreement to lease an office in Beijing with a term of two years under the lease fee of $4,392 per month.

On June 15, 2021, Nanjing Pukou Economic Development Zone Management Committee (the “Committee”) entered into an investment agreement with Nanjing Lucun. Pursuant to the investment agreement, the Committee provided the Company an office for free for 5 years, with an objective of attracting enterprises for the development of the integrated circuit industry in Nanjing. Due to this free rental, $185,923 deferred government grant was recorded as of December 31, 2021. And the amount of other income for the government grant recognized during the year ended December 31, 2021 was $22,119.

As mentioned above, the estimated effect of lease renewal and termination options, as applicable, was included in the consolidated financial statements in current period.

As of December 31, 2021, the Company recognized operating lease liabilities, including both current and noncurrent portions, in the amount of $51,239 and nil, and the corresponding net operating lease right-of-use assets of $241,554.

	December 31,	December 31,
	2021	2020
Right-of-use assets	$241,554	$-

Operating lease liabilities - current	$51,239	$-
Operating lease liabilities - non-current	-	-
Total operating lease liabilities	$51,239	$-

Supplemental information related to operating leases for the year ended December 31, 2021:

For the Year Ended December 31, 2021

Weighted-average remaining lease term of operating leases	3.5 years

Weighted-average discount rate of operating leases	4.81%

The following table summarizes the maturity of the operating lease liabilities as of December 31, 2021:

Operating
Lease Liabilities
Year of 2022	$52,700
Thereafter	-
Total lease payments	$52,700
Less: imputed interest	1,461
Present value of operating lease liabilities	51,239
Less: current obligation	51,239
Long-term obligation on December 31, 2021	$-